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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mizuho Corporate Bank, Ltd.
Address:   1-3-3, Marunouchi, Chiyoda-ku, Tokyo 100-8210, Japan

Form 13F File Number: 28-14226

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hajime Kitasaka
Title: Joint General Manager, International Coordination Division
Phone: 81-3-5220-8844

Signature, Place, and Date of Signing:

Hajime Kitasaka            Tokyo, Japan              May 2, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     9
Form 13F Information Table Value Total:     545,587 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE


              COLUMN 1       COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7            COLUMN 8
              --------       --------       --------  -------- ------------------- ----------- -------- ----------------------------
                                                                                                                     VOTING
                                                       VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER              AUTHORITY
           NAME OF ISSUER    TITLE OF CLASS  CUSIP    (x$1000)  PRN AMT   PRN CALL DEISCRETION MANAGER      SOLE    SHARED    NONE
           --------------    --------------  -----    --------  -------   --- ---- ----------- -------- ---------- --------- -------

SPDR S&P 500 ETF TR          TR UNIT        78462F103   30,496    230,000 SH       SOLE                    230,000         0       0
SPDR DOW JONES INDL AVRG ETF UT SER 1       78467X109   24,604    200,000 SH       SOLE                    200,000         0       0
POWERSHARES QQQ TRUST        UNIT SER 1     73935A104   25,844    450,000 SH       SOLE                    450,000         0       0
ISHARES TR                   MSCI ACJPN IDX 464288182   10,077    160,000 SH       SOLE                    160,000         0       0
ISHARES GOLD TRUST           ISHARES        464285105   25,236  1,800,000 SH       SOLE                  1,800,000         0       0
AFLAC INC                    COM            001055102    7,917    150,000 SH       SOLE                  1,500,000         0       0
BANK OF AMERICA CORPORATION  COM            060505104  416,623 31,254,545 SH       SOLE                 31,254,545         0       0
CME GROUP INC                COM            12572Q105    3,091  10,251.75 SH       SOLE                     10,251         0       0
DOW CHEM CO                  COM            260543103    1,699     45,000 SH       SOLE                     45,000         0       0